UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-06481

Franklin Municipal Securities Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/20

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin High Income
Fund
A Series of Franklin High Income Trust
November 30, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
Shareholder Letter
Dear Shareholder:
During the six months ended November 30, 2020, reported
first- and second-quarter 2020 data indicated that the U.S.
economy contracted in response to the novel coronavirus
(COVID-19) pandemic. In 2020’s third quarter, the economy
recovered substantially based on increased business and
residential investment and consumer spending. Before
the reporting period, the U.S. Federal Reserve (Fed), in
its efforts to support U.S. economic activity, lowered the
target range for the federal funds rate twice in March 2020
and implemented broad quantitative easing measures to
support credit markets. During the period, the Fed held the
target range for its key rate unchanged at 0.00%–0.25%,
but it continued quantitative easing and adjusted its policy in
August 2020 to allow more flexibility to keep interest rates low, while maintaining a 2% average inflation target.
The 10-year Treasury yield, which moves inversely to price,
rose during the six months under review. During the period,
U.S. Federal Reserve intervention and the U.S. economy’s
incremental reopening allayed many investors’ concerns
about risk assets, contributing to lower demand for U.S.
government securities and accelerated prepayments for
mortgage-backed securities, while demand increased for
corporate bonds, particularly those below investment grade.
In this environment, investment-grade bonds, as measured
by the Bloomberg Barclays U.S. Aggregate Bond Index,
posted a +1.79% total return, and below investment-grade
corporate bonds, as measured by the Credit Suisse High
Yield Index, posted a +10.26% total return.
1
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important
role of financial advisors in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
In addition, Franklin High Income Fund’s semiannual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Sonal Desai, Ph.D.
Executive Vice President,
Chief Investment Officer of Franklin Templeton Fixed Income
This letter reflects our analysis and opinions as of November
30, 2020 , unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Franklin High Income Fund 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Statement of Investments 9
Financial Statements 26
Notes to Financial Statements 30
Shareholder Information 42
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Franklin High Income Fund
This semiannual report for Franklin High Income Fund
covers the period ended November 30, 2020 .
Your Fund’s Goals and Main Investments
The Fund seeks to earn a high level of current income. Its
secondary goal is to seek capital appreciation to the extent it is possible and consistent with the Fund’s principal goal. The
Fund invests predominantly in high yield, lower-rated debt
securities including bonds, notes, debentures, convertible
securities, and senior and subordinated debt securities. The
Fund may also invest in preferred stocks.
Performance Overview
The Fund’s Class A shares posted a +9.88% cumulative
total return for the six months under review. In comparison, the Fund’s new primary benchmark, the ICE BofA U.S. High
Yield Constrained Index, which tracks the performance
of high-yield securities traded in the U.S. bond market,
posted a +10.42% total return.

The Fund’s former primary
benchmark, the Credit Suisse (CS) High Yield Index,
which tracks the high-yield debt market, posted a +10.26%
total return.

The ICE BofA U.S. High Yield Constrained
Index is replacing the CS High Yield Index as the Fund’s
primary benchmark. The investment manager believes the
composition of the ICE BofA U.S. High Yield Constrained
Index more accurately reflects the Fund’s portfolio
composition. The Fund’s peers posted a +9.91% total return,
as measured by the Lipper High Yield Funds Classification
Average, which consists of funds chosen by Lipper that aim
at high relative current yield from fixed income securities.

You can find more of the Fund’s performance data in the
Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg
Barclays U.S. Aggregate Bond Index, posted modest
total returns during the six months ended November 30,
2020, as markets adjusted to the disruption caused by
the novel coronavirus (COVID-19) pandemic. Before the
period, investor flight to perceived safety had driven the
10-year U.S. Treasury yield (which moves inversely to
price) to intraday record lows, while corporate bond yields
increased, reflecting increased credit risk amid widespread
economic disruption. During the period, however, U.S.
Federal Reserve (Fed) support and the gradual reopening
of the U.S. economy reduced many investors’ concerns
about solvency, and corporate bonds rebounded. Corporate
bonds, particularly high-yield bonds, also benefited from the resolution of the U.S. election and several promising vaccine results.
The Fed maintained the federal funds target rate at a range
of 0.00%–0.25% and continued its program of open-ended
purchasing of government-backed and corporate bonds as
necessary to help keep markets functioning, significantly
expanding its balance sheet. Furthermore, the Fed signaled
that interest rates would potentially remain low, even if
inflation moderately exceeded the Fed’s 2% target for some
time.
U.S. Treasury bonds, as measured by the Bloomberg
Barclays U.S. Treasury Index, posted relatively flat total
returns for the period. The 10-year U.S. Treasury yield
declined to a new record closing low in early August 2020
and rose for the period, but it remained historically low
despite the widening U.S. federal budget deficit and a
massive increase in issuance. Mortgage-backed securities
Portfolio Composition
11/30/20
% of Total
Net Assets
Corporate Bonds 97.2%
Other 0.9%
Short-Term Investments & Other Net Assets 1.9%
1. Source: Morningstar.
2. Source: Credit Suisse Group.
3. Source: Lipper, a Thomson Reuters Company. For the six-month period ended 11/30/20, this category consisted of 512 funds. Lipper calculations do not include sales charges or expense subsidization by a fund’s manager. Fund performance relative to the average may have differed if these or other factors had been considered.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

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Semiannual Report
(MBS), as measured by the Bloomberg Barclays MBS
Index, posted relatively flat returns for the period despite
Fed support, as lower interest rates led to accelerated
prepayments from mortgage refinancing.
U.S. corporate bond performance was strong overall but
varied based on credit rating, reflecting the recovery of credit markets following the initial COVID-19 shock. As Fed support tempered many investors’ concerns about credit quality,
corporate bonds rebounded, particularly for the lower-rated
segment. Consequently, high-yield corporate bonds, as
represented by the Bloomberg Barclays U.S. Corporate High
Yield Bond Index, advanced significantly. Investment-grade
corporate bonds, as represented by the Bloomberg Barclays
U.S. Corporate Bond Index, also posted solid performance.
Investment Strategy
We are research driven, fundamental investors who
rely on our team of analysts to provide in-depth industry
expertise and use qualitative and quantitative analysis
to evaluate security issuers. As bottom-up investors, we
focus primarily on individual securities but consider sectors when choosing investments and, from time to time, may
have significant investments in certain sectors. In selecting securities, we do not rely principally on the ratings assigned by rating agencies, but perform our own independent
investment analysis to evaluate the creditworthiness of
the issuer. We consider a variety of factors, including the
issuer’s experience and managerial strength, its sensitivity to economic conditions, and its current and prospective
financial condition.
Manager’s Discussion
The high yield corporate bond market posted positive returns for the six-month period under review ended November 30,
2020, as the ICE BofA U.S. High Yield Constrained Index
returned +10.42%.
1
After a historic decline from late February through late
March, financial markets continued their recovery during the reporting period, against the backdrop of unprecedented
fiscal and monetary measures from governments around the
world, as well as the Fed. Since then, continued low yields
across the U.S. Treasury curve along with low
or negative government bond yields globally supported
demand for high-yield (HY) corporate bonds. While actual
direct and indirect purchases of HY corporate securities by
the Fed’s Secondary Market Corporate Facility were modest
during the period, the perceived support lowered the cost of capital for HY companies and contributed to capital markets
access. All of these factors led to persistently supportive
conditions for HY corporate bonds, despite bouts of risk-off sentiment driven largely by factors such as a resurgence in
global COVID-19 cases, and the political impasse regarding
additional fiscal stimulus in the months leading up to the
U.S. presidential election. November was a particularly
strong month for the HY market. During that month, CCC-
rated bonds posted considerably strong performance as
investors digested news of multiple vaccines on the horizon
and the prospect of a split U.S. government following the
elections. Against the current backdrop of a low interest-rate environment globally and investors’ willingness to look ahead to a future with a COVID-19 vaccine, demand for the HY
sector remained robust at period-end.
Several factors contributed positively to the Fund’s
performance relative to the ICE BofA U.S. High Yield
Constrained Index for the six-month period under review.
Security selection was a key contributor to relative
performance, led especially by the energy sector. The
Fund benefited from security selection in several additional sectors as well, such as industrials, health care and metals
Top 10 Holdings
11/30/20
Company
Industry , Country
% of Total
Net Assets
a a
CCO Holdings LLC / CCO Holdings Capital
Corp. 1.7%
Diversified Telecommunication Services, United
States
Cheniere Energy Partners LP 1.7%
Oil, Gas & Consumable Fuels, United States
Occidental Petroleum Corp. 1.5%
Oil, Gas & Consumable Fuels, United States
HCA, Inc. 1.4%
Health Care Providers & Services, United States
Centene Corp. 1.4%
Health Care Providers & Services, United States
Sprint Corp. 1.3%
Wireless Telecommunication Services, United
States
Mauser Packaging Solutions Holding Co. 1.3%
Containers & Packaging, United States
Clearway Energy Operating LLC 1.3%
Independent Power and Renewable Electricity
Producers, United States
Altice France Holding SA 1.2%
Diversified Telecommunication Services,
Luxembourg
Tenet Healthcare Corp. 1.2%
Health Care Providers & Services, United States

Franklin High Income Fund

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Semiannual Report
and mining. The Fund’s yield-curve positioning contributed
to results. However, industry positioning detracted from
performance, driven by the Fund’s overweighted positioning
in some defensive industries and underweighted positioning
in some industries that have been negatively impacted by
COVID-19. The Fund’s higher quality bias hindered results,
as CCC rated bonds notably outperformed BB and B rated
bonds during the performance period in review.
The Fund held only cash bonds during the period (for
the bond portion of the portfolio) and had no exposure to
derivatives.
Thank you for your continued participation in Franklin
High Income Fund. We look forward to serving your future
investment needs.
Glenn I. Voyles, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of November 30, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of November 30, 2020
Franklin High Income Fund

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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 11/30/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +9.88% +5.76%
1-Year +6.71% +2.71%
5-Year +40.41% +6.21%
10-Year +72.18% +5.18%
Advisor
6-Month +9.94% +9.94%
1-Year +6.34% +6.34%
5-Year +42.31% +7.31%
10-Year +75.78% +5.80%
Share Class
Distribution
Rate

30-Day
Standardized
Yield

A 4.90% 3.94%
Advisor 5.25% 4.35%
See page 7 for Performance Summary footnotes.

Franklin High Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The risks associated with higher-yielding, lower-rated securities include higher risk of default and loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. In addition, interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investment in foreign securities also involves special risks, including currency fluctuations, and po-
litical and economic uncertainty. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters;
financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Advisor class) per share on 11/30/20.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(6/1/20–11/30/20)
Share Class
Net Investment
Income
A $0.0481
A1 $0.0489
C $0.0441
R $0.0456
R6 $0.0512
Advisor $0.0501
Total Annual Operating Expenses

Share Class
A 0.88%
Advisor 0.63%

Your Fund’s Expenses
Franklin High Income Fund

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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 6/1/20
Ending
Account
Value 11/30/20
Expenses
Paid During
Period
6/1/20–11/30/20
1,2
Ending
Account
Value 11/30/20
Expenses
Paid During
Period
6/1/20–11/30/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,098.82 $4.55 $1,020.73 $4.38 0.87%
A1 $1,000 $1,104.59 $4.04 $1,021.23 $3.88 0.77%
C $1,000 $1,094.17 $6.65 $1,018.72 $6.41 1.27%
R $1,000 $1,100.26 $5.86 $1,019.49 $5.63 1.12%
R6 $1,000 $1,100.13 $2.68 $1,022.51 $2.58 0.51%
Advisor $1,000 $1,099.40 $3.24 $1,021.98 $3.12 0.62%

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
November
30, 2020
(unaudited)
Year Ended
May 31, 2020
Year Ended
May 31, 2019
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $1.72 $1.80 $1.84
Income from investment operations
b
:
Net investment income
c
.................................................. 0.04 0.09 0.07
Net realized and unrealized gains (losses) .................................... 0.13 (0.07) (0.03)
Total from investment operations ............................................. 0.17 0.02 0.04
Less distributions from:
Net investment income ................................................... (0.05) (0.10) (0.08)
Net asset value, end of period ............................................... $1.84 $1.72 $1.80
Total return
d
............................................................ 9.88% 0.88% 2.17%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 0.87% 0.86% 0.87%
Expenses net of waiver and payments by affiliates
f
............................... 0.87%
g
0.86%
g
0.86%
Net investment income .................................................... 4.87% 5.19% 5.27%
Supplemental data
Net assets, end of period (000’s) ............................................. $421,310 $309,844 $182,551
Portfolio turnover rate ..................................................... 26.42% 38.87% 25.48%
a
For the period September 10, 2018 (effective date) to May 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
November
30, 2020
(unaudited)
Year Ended May 31,
2020 2019 2018 2017 2016
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.73 $1.81 $1.82 $1.91 $1.73 $2.01
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.10 0.10 0.10 0.10 0.11
Net realized and unrealized gains (losses) 0.13 (0.08) (0.01) (0.09) 0.18 (0.27)
Total from investment operations ........ 0.18 0.02 0.09 0.01 0.28 (0.16)
Less distributions from:
Net investment income .............. (0.05) (0.10) (0.10) (0.10) (0.10) (0.12)
Net asset value, end of period .......... $1.86 $1.73 $1.81 $1.82 $1.91 $1.73
Total return
c
....................... 10.46% 0.95% 5.35% 0.68% 16.82% (8.08)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.77% 0.76% 0.77% 0.78% 0.77% 0.78%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.77%
f
0.76%
f
0.76% 0.77% 0.76% 0.77%
Net investment income ............... 4.97% 5.29% 5.37% 5.26% 5.38% 6.15%
Supplemental data
Net assets, end of period (000’s) ........ $1,799,363 $1,759,206 $2,054,455 $2,356,528 $2,788,669 $2,745,474
Portfolio turnover rate ................ 26.42% 38.87% 25.48% 23.33% 35.06% 18.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
November
30, 2020
(unaudited)
Year Ended May 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.76 $1.83 $1.85 $1.93 $1.75 $2.03
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.09 0.09 0.09 0.09 0.10
Net realized and unrealized gains (losses) 0.12 (0.07) (0.01) (0.08) 0.18 (0.27)
Total from investment operations ........ 0.16 0.02 0.08 0.01 0.27 (0.17)
Less distributions from:
Net investment income .............. (0.04) (0.09) (0.10) (0.09) (0.09) (0.11)
Net asset value, end of period .......... $1.88 $1.76 $1.83 $1.85 $1.93 $1.75
Total return
c
....................... 9.42% 0.99% 4.17% 0.70% 16.02% (8.46)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.27% 1.26% 1.27% 1.28% 1.27% 1.28%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.27%
f
1.26%
f
1.26% 1.27% 1.26% 1.27%
Net investment income ............... 4.47% 4.79% 4.87% 4.76% 4.88% 5.65%
Supplemental data
Net assets, end of period (000’s) ........ $233,826 $251,930 $304,072 $460,201 $563,539 $563,218
Portfolio turnover rate ................ 26.42% 38.87% 25.48% 23.33% 35.06% 18.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
November
30, 2020
(unaudited)
Year Ended May 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.77 $1.84 $1.86 $1.94 $1.76 $2.04
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.09 0.09 0.09 0.09 0.10
Net realized and unrealized gains (losses) 0.14 (0.07) (0.01) (0.07) 0.19 (0.27)
Total from investment operations ........ 0.18 0.02 0.08 0.02 0.28 (0.17)
Less distributions from:
Net investment income .............. (0.05) (0.09) (0.10) (0.10) (0.10) (0.11)
Net asset value, end of period .......... $1.90 $1.77 $1.84 $1.86 $1.94 $1.76
Total return
c
....................... 10.03% 1.14% 4.31% 0.84% 16.07% (8.27)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.12% 1.11% 1.12% 1.13% 1.12% 1.13%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.12%
f
1.11%
f
1.11% 1.12% 1.11% 1.12%
Net investment income ............... 4.62% 4.94% 5.02% 4.91% 5.03% 5.80%
Supplemental data
Net assets, end of period (000’s) ........ $75,911 $77,148 $101,783 $127,333 $187,180 $227,440
Portfolio turnover rate ................ 26.42% 38.87% 25.48% 23.33% 35.06% 18.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
November
30, 2020
(unaudited)
Year Ended May 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.73 $1.80 $1.82 $1.90 $1.73 $2.01
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.10 0.10 0.11 0.10 0.11
Net realized and unrealized gains (losses) 0.12 (0.07) (0.01) (0.08) 0.18 (0.27)
Total from investment operations ........ 0.17 0.03 0.09 0.03 0.28 (0.16)
Less distributions from:
Net investment income .............. (0.05) (0.10) (0.11) (0.11) (0.11) (0.12)
Net asset value, end of period .......... $1.85 $1.73 $1.80 $1.82 $1.90 $1.73
Total return
c
....................... 10.01% 1.80% 5.05% 1.48% 16.56% (7.78)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.55% 0.55% 0.51% 0.49% 0.47%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.51% 0.50% 0.50% 0.48% 0.48% 0.46%
Net investment income ............... 5.01% 5.55% 5.63% 5.55% 5.66% 6.46%
Supplemental data
Net assets, end of period (000’s) ........ $140,722 $66,681 $64,681 $68,312 $33,371 $37,872
Portfolio turnover rate ................ 26.42% 38.87% 25.48% 23.33% 35.06% 18.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
November
30, 2020
(unaudited)
Year Ended May 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.73 $1.81 $1.83 $1.91 $1.74 $2.01
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.10 0.10 0.10 0.10 0.11
Net realized and unrealized gains (losses) 0.12 (0.08) (0.01) (0.07) 0.18 (0.26)
Total from investment operations ........ 0.17 0.02 0.09 0.03 0.28 (0.15)
Less distributions from:
Net investment income .............. (0.05) (0.10) (0.11) (0.11) (0.11) (0.12)
Net asset value, end of period .......... $1.85 $1.73 $1.81 $1.83 $1.91 $1.74
Total return
c
....................... 9.94% 1.12% 4.92% 1.36% 16.29% (7.39)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.62% 0.61% 0.62% 0.63% 0.62% 0.63%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.62%
f
0.61%
f
0.61% 0.62% 0.61% 0.62%
Net investment income ............... 5.12% 5.44% 5.52% 5.41% 5.53% 6.30%
Supplemental data
Net assets, end of period (000’s) ........ $333,991 $299,110 $320,010 $356,721 $488,699 $526,634
Portfolio turnover rate ................ 26.42% 38.87% 25.48% 23.33% 35.06% 18.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Statement of Investments (unaudited), November 30, 2020
Franklin High Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

l
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.9%
Energy Equipment & Services 0.0%
†
a
Weatherford International plc ............................. United States 217,793 $ 816,724
a
Machinery 0.2%
a
Birch Permian Holdings, Inc. ............................. United States 78,499 549,493
a
Birch Permian Holdings, Inc. ............................. United States 611,911 4,206,888
4,756,381
Metals & Mining 0.0%
†
a
Contura Energy, Inc. ................................... United States 30,901 228,667
a
Oil, Gas & Consumable Fuels 0.6%
Amplify Energy Corp. .................................. United States 8,816 8,904
a
California Resources Corp. .............................. United States 1,425 31,093
a,b
Goodrich Petroleum Corp. ............................... United States 1,564,885 18,090,071
a,c,d
Nine Point Energy LLC ................................. United States 46,695,277 47
Riviera Resources, Inc. ................................. United States 149,317 35,239
a,b
Titan Energy LLC ..................................... United States 289,137 8,963
18,174,317
Paper & Forest Products 0.0%
†
Verso Corp., A ........................................ United States 83,362 901,143
Specialty Retail 0.1%
a
Party City Holdings, Inc. ................................ United States 276,851 1,267,979
a
Total Common Stocks (Cost $101,743,554) .....................................
26,145,211
Warrants
Warrants 0.0%
†
Metals & Mining 0.0%
†
a
Contura Energy, Inc., 7/26/23 ............................ United States 5,033 2,265
Oil, Gas & Consumable Fuels 0.0%
†
a,c
Battalion Oil Corp., A, 10/08/22 ........................... United States 21,046 1,970
a,c
Battalion Oil Corp., B, 10/08/22 ........................... United States 26,308 1,445
a,c
Battalion Oil Corp., C, 10/08/22 ........................... United States 33,825 915
a
California Resources Corp., 10/27/24 ...................... United States 3,278 11,145
a,c
Chaparral Energy, Inc., 10/01/24 .......................... United States 26 —
15,475
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 8,775 6,801
Total Warrants (Cost $12,589) .................................................
24,541
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
e,f,g
Digicel Group 0.5 Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual ..... Bermuda 393,192 75,941
Total Convertible Bonds (Cost $70,131) ........................................
75,941
Corporate Bonds 97.2%
Aerospace & Defense 0.6%
g
BWX Technologies, Inc. , Senior Note , 144A, 5.375% , 7/15/26 .... United States 8,500,000 8,859,635

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
g
Signature Aviation US Holdings, Inc. , Senior Note , 144A, 5.375% ,
5/01/26 ........................................... United States 9,800,000 $ 10,094,000
18,953,635
Air Freight & Logistics 0.9%
g
DAE Funding LLC ,
Senior Note, 144A, 4.5%, 8/01/22 ....................... United Arab
Emirates 16,000,000 16,180,000
Senior Note, 144A, 5%, 8/01/24 ........................ United Arab
Emirates 12,000,000 12,352,500
28,532,500
Airlines 1.1%
g
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 20,000,000 21,559,855
g
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 11,300,000 12,274,625
33,834,480
Auto Components 2.0%
g
Adient US LLC ,
Senior Secured Note, 144A, 9%, 4/15/25 .................. United States 6,000,000 6,682,500
Senior Secured Note, 144A, 7%, 5/15/26 .................. United States 20,500,000 22,276,018
g
Allison Transmission, Inc. , Senior Bond , 144A, 3.75% , 1/30/31 ... United States 13,700,000 13,837,000
Goodyear Tire & Rubber Co. (The) , Senior Note , 9.5% , 5/31/25 ... United States 15,300,000 17,250,488
60,046,006
Banks 0.5%
CIT Group, Inc. , Senior Bond , 5% , 8/15/22 .................. United States 50,000 53,259
f
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 8/01/23, FRN
thereafter , Perpetual ................................. United States 15,000,000 15,790,651
15,843,910
Biotechnology 0.5%
g
Horizon Therapeutics USA, Inc. , Senior Note , 144A, 5.5% , 8/01/27 United States 15,000,000 15,869,100
Building Products 1.5%
g
Cornerstone Building Brands, Inc. ,
Senior Note, 144A, 8%, 4/15/26 ........................ United States 18,000,000 18,979,200
Senior Note, 144A, 6.125%, 1/15/29 ..................... United States 4,500,000 4,755,937
g
JELD-WEN, Inc. ,
Senior Note, 144A, 4.625%, 12/15/25 .................... United States 7,600,000 7,779,702
Senior Note, 144A, 4.875%, 12/15/27 .................... United States 7,800,000 8,229,000
g
Standard Industries, Inc. , Senior Note , 144A, 5% , 2/15/27 ....... United States 5,000,000 5,253,125
44,996,964
Chemicals 2.5%
e,g
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 1,470,625 1,338,269
g
Axalta Coating Systems LLC , Senior Note , 144A, 3.375% , 2/15/29 United States 11,600,000 11,722,670
g
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 14,000,000 14,299,250
g
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 9,000,000 9,129,375
g
Neon Holdings, Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 United States 20,000,000 21,300,000
g
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 10,800,000 10,752,642

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
g
TPC Group, Inc. , Senior Secured Note , 144A, 10.5% , 8/01/24 .... United States 8,500,000 $ 6,816,830
75,359,036
Commercial Services & Supplies 0.4%
g
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 11,600,000 11,469,500
Communications Equipment 1.0%
g
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 .. United States 1,635,000 1,677,592
g
CommScope, Inc. ,
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 11,700,000 12,488,931
Senior Secured Note, 144A, 6%, 3/01/26 .................. United States 15,000,000 15,844,725
30,011,248
Construction & Engineering 0.6%
g
New Enterprise Stone & Lime Co., Inc. , Senior Secured Note , 144A,
6.25% , 3/15/26 ..................................... United States 17,400,000 17,976,375
Construction Materials 0.8%
g
Cemex SAB de CV , Senior Secured Bond , 144A, 5.7% , 1/11/25 ... Mexico 25,000,000 25,605,000
Consumer Finance 2.2%
g
FirstCash, Inc. , Senior Note , 144A, 4.625% , 9/01/28 ........... United States 13,500,000 13,896,562
Navient Corp. ,
Senior Note, 5.875%, 3/25/21 .......................... United States 5,000,000 5,080,175
Senior Note, 6.625%, 7/26/21 .......................... United States 5,300,000 5,442,438
Senior Note, 6.5%, 6/15/22 ............................ United States 9,900,000 10,449,450
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 8,600,000 9,395,500
Senior Note, 8.875%, 6/01/25 .......................... United States 3,900,000 4,365,465
Senior Note, 6.625%, 1/15/28 .......................... United States 15,500,000 17,812,445
66,442,035
Containers & Packaging 5.0%
g
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 6%, 2/15/25 ........................ United States 2,754,000 2,856,449
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 11,600,000 12,108,660
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 11,400,000 12,069,465
g
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 34,900,000 35,072,755
Senior Secured Note, 144A, 8.5%, 4/15/24 ................ United States 3,500,000 3,675,000
g
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 10,000,000 10,768,750
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 8,500,000 9,217,187
g
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA , Senior Secured Note , 144A, 4% ,
10/15/27 .......................................... United States 23,300,000 23,724,060
g
Sealed Air Corp. ,
Senior Bond, 144A, 5.5%, 9/15/25 ....................... United States 5,500,000 6,183,430
Senior Note, 144A, 4%, 12/01/27 ....................... United States 13,200,000 14,157,000
g
Trivium Packaging Finance BV ,
Senior Note, 144A, 8.5%, 8/15/27 ....................... Netherlands 10,200,000 11,059,605
Senior Secured Note, 144A, 5.5%, 8/15/26 ................ Netherlands 7,600,000 7,975,250
148,867,611

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Diversified Financial Services 1.1%
g
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 33,400,000 $ 32,773,750
Diversified Telecommunication Services 5.2%
g
Altice France Holding SA ,
Senior Note, 144A, 6%, 2/15/28 ........................ Luxembourg 8,600,000 8,744,523
Senior Secured Note, 144A, 10.5%, 5/15/27 ............... Luxembourg 25,400,000 28,678,505
g
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 8,000,000 8,352,000
g
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.75%, 2/15/26 ...................... United States 10,200,000 10,586,172
Senior Bond, 144A, 5.5%, 5/01/26 ....................... United States 8,900,000 9,281,854
Senior Bond, 144A, 5%, 2/01/28 ........................ United States 3,000,000 3,156,750
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 11,900,000 13,014,316
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 11,500,000 12,139,745
Senior Bond, 144A, 4.25%, 2/01/31 ...................... United States 3,400,000 3,531,410
g
DKT Finance ApS , Senior Secured Note , 144A, 9.375% , 6/17/23 .. Denmark 16,800,000 17,392,200
g
Virgin Media Secured Finance plc ,
Senior Secured Bond, 144A, 5.5%, 8/15/26 ................ United Kingdom 7,300,000 7,650,437
Senior Secured Bond, 144A, 4.5%, 8/15/30 ................ United Kingdom 19,000,000 19,935,750
g
Zayo Group Holdings, Inc. , Senior Secured Note , 144A, 4% , 3/01/27 United States 13,000,000 12,950,535
155,414,197
Electric Utilities 0.9%
g
Vistra Operations Co. LLC , Senior Note , 144A, 5.625% , 2/15/27 .. United States 26,500,000 28,030,640
Energy Equipment & Services 1.4%
g
CSI Compressco LP / CSI Compressco Finance, Inc. ,
e
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 17,225,629 12,558,680
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 7,501,000 6,751,687
g
Nabors Industries Ltd. ,
Senior Note, 144A, 7.25%, 1/15/26 ...................... United States 13,400,000 7,529,125
Senior Note, 144A, 7.5%, 1/15/28 ....................... United States 5,800,000 3,150,125
g
Weatherford International Ltd. ,
144A, 8.75%, 9/01/24 ................................ United States 5,000,000 5,057,750
Senior Note, 144A, 11%, 12/01/24 ....................... United States 12,022,000 8,385,345
43,432,712
Entertainment 2.4%
g
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 22,900,000 23,315,062
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 10,200,000 11,328,375
g
Senior Bond, 144A, 5.375%, 11/15/29 .................... United States 3,600,000 4,303,080
g
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 7,300,000 7,751,688
g
WMG Acquisition Corp. , Senior Secured Bond , 144A, 3% , 2/15/31 . United States 27,700,000 27,024,951
73,723,156
Equity Real Estate Investment Trusts (REITs) 3.2%
g
HAT Holdings I LLC / HAT Holdings II LLC ,
Senior Note, 144A, 5.25%, 7/15/24 ...................... United States 13,100,000 13,649,938
Senior Note, 144A, 6%, 4/15/25 ........................ United States 11,600,000 12,397,500
MGM Growth Properties Operating Partnership LP / MGP Finance
Co-Issuer, Inc. ,
Senior Note, 5.75%, 2/01/27 ........................... United States 3,600,000 4,018,122
g
Senior Note, 144A, 3.875%, 2/15/29 ..................... United States 7,000,000 7,083,125

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 7,700,000 $ 8,067,290
Senior Bond, 5%, 10/15/27 ............................ United States 700,000 742,409
Senior Bond, 3.5%, 3/15/31 ............................ United States 16,700,000 17,003,690
g
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer , Senior Secured Note , 144A, 5.875% , 10/01/28 United States 9,300,000 9,817,312
g
SBA Communications Corp. , Senior Note , 144A, 3.875% , 2/15/27 . United States 8,500,000 8,765,625
g
VICI Properties LP / VICI Note Co., Inc. ,
Senior Bond, 144A, 4.125%, 8/15/30 ..................... United States 5,000,000 5,160,250
Senior Note, 144A, 3.75%, 2/15/27 ...................... United States 8,000,000 8,173,760
94,879,021
Food Products 2.2%
B&G Foods, Inc. ,
Senior Note, 5.25%, 4/01/25 ........................... United States 14,000,000 14,537,774
Senior Note, 5.25%, 9/15/27 ........................... United States 7,500,000 7,849,200
g
Kraft Heinz Foods Co. ,
Senior Bond, 144A, 4.25%, 3/01/31 ...................... United States 9,900,000 11,006,493
Senior Note, 144A, 3.875%, 5/15/27 ..................... United States 6,600,000 7,150,601
g
Post Holdings, Inc. ,
Senior Bond, 144A, 5%, 8/15/26 ........................ United States 19,600,000 20,369,006
Senior Bond, 144A, 4.625%, 4/15/30 ..................... United States 5,200,000 5,435,300
66,348,374
Health Care Equipment & Supplies 0.2%
g
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA ,
Senior Note , 144A, 7.375% , 6/01/25 ...................... United States 5,600,000 6,002,500
Health Care Providers & Services 5.6%
Centene Corp. ,
g
Senior Note, 144A, 5.375%, 6/01/26 ..................... United States 23,550,000 24,786,375
Senior Note, 4.25%, 12/15/27 .......................... United States 12,700,000 13,546,836
Senior Note, 4.625%, 12/15/29 ......................... United States 4,300,000 4,720,088
CHS/Community Health Systems, Inc. ,
g
Secured Note, 144A, 8.125%, 6/30/24 .................... United States 13,747,000 12,819,078
Senior Note, 6.875%, 2/01/22 .......................... United States 4,003,000 3,835,374
Senior Secured Note, 6.25%, 3/31/23 .................... United States 14,200,000 14,519,500
HCA, Inc. ,
Senior Bond, 3.5%, 9/01/30 ............................ United States 24,400,000 25,267,085
Senior Note, 5.375%, 9/01/26 .......................... United States 4,600,000 5,235,375
Senior Secured Bond, 5.25%, 4/15/25 .................... United States 11,000,000 12,840,162
g
MEDNAX, Inc. , Senior Note , 144A, 6.25% , 1/15/27 ............ United States 13,500,000 14,478,480
Tenet Healthcare Corp. ,
g
Secured Note, 144A, 6.25%, 2/01/27 ..................... United States 15,000,000 15,733,425
Senior Note, 6.75%, 6/15/23 ........................... United States 13,700,000 14,748,050
g
Senior Secured Note, 144A, 4.875%, 1/01/26 .............. United States 5,000,000 5,156,200
167,686,028
Hotels, Restaurants & Leisure 5.5%
g
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 23,800,000 23,770,250
g,h
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 23,000,000 201,250
g
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 17,600,000 18,792,312

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
g
Caesars Resort Collection LLC / CRC Finco, Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 7,000,000 $ 7,420,000
g
Carnival Corp. , Senior Note , 144A, 7.625% , 3/01/26 ........... United States 7,300,000 7,762,966
g
Downstream Development Authority of the Quapaw Tribe of
Oklahoma , Senior Secured Note , 144A, 10.5% , 2/15/23 ....... United States 8,600,000 8,287,347
g
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 18,900,000 18,498,375
g
International Game Technology plc , Senior Secured Note , 144A,
5.25% , 1/15/29 ..................................... United States 8,000,000 8,475,840
g
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC ,
Senior Note , 144A, 5.25% , 6/01/26 ....................... United States 6,500,000 6,739,297
g
Six Flags Theme Parks, Inc. , Senior Secured Note , 144A, 7% ,
7/01/25 ........................................... United States 8,300,000 9,013,385
g
Stars Group Holdings BV / Stars Group US Co-Borrower LLC , Senior
Note , 144A, 7% , 7/15/26 .............................. Canada 11,000,000 11,653,125
g
Studio City Finance Ltd. , Senior Note , 144A, 7.25% , 2/11/24 ..... Macau 23,200,000 24,251,308
g
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.75% , 4/15/25 ............................ United States 18,500,000 19,977,503
164,842,958
Household Durables 1.1%
g
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note, 144A, 6.75%, 8/01/25 ...................... United States 13,500,000 14,122,957
Senior Note, 144A, 9.875%, 4/01/27 ..................... United States 8,500,000 9,571,510
g
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. ,
Senior Note , 144A, 5.625% , 3/01/24 ...................... United States 2,500,000 2,681,250
g
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 7,000,000 7,293,125
33,668,842
Independent Power and Renewable Electricity Producers 3.7%
g
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 13,900,000 14,631,349
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 12,200,000 12,614,800
Clearway Energy Operating LLC ,
Senior Note, 5.75%, 10/15/25 .......................... United States 11,200,000 11,809,000
Senior Note, 5%, 9/15/26 ............................. United States 14,700,000 15,193,332
g
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 10,000,000 10,733,600
g
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 24,800,000 23,560,000
Talen Energy Supply LLC , Senior Note , 6.5% , 6/01/25 .......... United States 33,450,000 24,021,281
112,563,362
Insurance 1.7%
g
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 28,700,000 30,829,253
CNO Financial Group, Inc. , Senior Note , 5.25% , 5/30/29 ........ United States 15,900,000 19,128,245
49,957,498
Internet & Direct Marketing Retail 0.4%
g
Match Group Holdings II LLC , Senior Note , 144A, 4.625% , 6/01/28 United States 10,900,000 11,465,438
IT Services 2.3%
g
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 14,400,000 14,577,840
g
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 9,300,000 9,776,625
Senior Note, 144A, 3.75%, 10/01/30 ..................... United States 6,000,000 6,249,420

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
IT Services (continued)
g
Presidio Holdings, Inc. ,
Senior Note, 144A, 8.25%, 2/01/28 ...................... United States 3,700,000 $ 4,026,062
Senior Secured Note, 144A, 4.875%, 2/01/27 .............. United States 7,500,000 7,916,025
g
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. ,
Senior Note, 144A, 6.75%, 6/01/25 ...................... United States 18,500,000 18,985,625
Senior Secured Note, 144A, 5.75%, 6/01/25 ............... United States 6,000,000 6,412,500
67,944,097
Machinery 1.5%
g
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 17,100,000 18,457,313
g
Navistar International Corp. , Senior Note , 144A, 6.625% , 11/01/25 United States 9,000,000 9,431,550
g
Vertical Holdco GmbH , Senior Note , 144A, 7.625% , 7/15/28 ..... Germany 6,200,000 6,653,375
g
Vertical US Newco, Inc. , Senior Secured Note , 144A, 5.25% , 7/15/27 Germany 11,200,000 11,781,000
46,323,238
Media 6.9%
g
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United States 6,500,000 6,800,625
Clear Channel Worldwide Holdings, Inc. ,
Senior Note, 9.25%, 2/15/24 ........................... United States 11,232,000 11,247,219
g
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 7,600,000 7,685,500
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ........................... United States 28,000,000 30,362,500
Senior Note, 6.75%, 11/15/21 .......................... United States 5,000,000 5,239,850
g
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 11,300,000 6,494,110
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 8,300,000 6,448,062
DISH DBS Corp. ,
Senior Note, 5.875%, 7/15/22 .......................... United States 6,300,000 6,623,064
Senior Note, 5%, 3/15/23 ............................. United States 2,900,000 3,019,625
Senior Note, 5.875%, 11/15/24 ......................... United States 13,600,000 14,484,000
g
Gray Television, Inc. ,
Senior Note, 144A, 7%, 5/15/27 ........................ United States 9,100,000 10,044,125
Senior Note, 144A, 4.75%, 10/15/30 ..................... United States 10,000,000 10,162,500
g
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 13,100,000 14,257,385
g
Nexstar Broadcasting, Inc. ,
Senior Note, 144A, 5.625%, 7/15/27 ..................... United States 12,800,000 13,668,032
Senior Note, 144A, 4.75%, 11/01/28 ..................... United States 5,500,000 5,670,088
g
Scripps Escrow, Inc. , Senior Note , 144A, 5.875% , 7/15/27 ....... United States 4,700,000 4,741,125
g
Sinclair Television Group, Inc. ,
Senior Bond, 144A, 5.5%, 3/01/30 ....................... United States 14,000,000 14,041,160
Senior Secured Note, 144A, 4.125%, 12/01/30 ............. United States 7,600,000 7,628,500
g
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 16,000,000 16,130,000
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 7,200,000 8,010,000
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 5,000,000 5,346,875
208,104,345
Metals & Mining 0.8%
g
Novelis Corp. ,
Senior Bond, 144A, 5.875%, 9/30/26 ..................... United States 12,700,000 13,335,000

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
g
Novelis Corp., (continued)
Senior Bond, 144A, 4.75%, 1/30/30 ...................... United States 9,000,000 $ 9,570,195
22,905,195
Oil, Gas & Consumable Fuels 13.5%
g
Aker BP ASA ,
Senior Note, 144A, 4.75%, 6/15/24 ...................... Norway 5,900,000 6,098,607
Senior Note, 144A, 5.875%, 3/31/25 ..................... Norway 13,000,000 13,456,921
Apache Corp. ,
Senior Note, 4.625%, 11/15/25 ......................... United States 3,100,000 3,226,945
Senior Note, 4.875%, 11/15/27 ......................... United States 3,600,000 3,765,600
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 7.75% , 4/15/23 ........................... United States 22,700,000 22,033,074
Cenovus Energy, Inc. ,
Senior Bond, 6.75%, 11/15/39 .......................... Canada 8,600,000 10,239,467
Senior Bond, 5.4%, 6/15/47 ............................ Canada 5,800,000 6,198,960
Senior Note, 5.375%, 7/15/25 .......................... Canada 14,300,000 15,785,043
Cheniere Corpus Christi Holdings LLC , Senior Secured Note ,
5.875% , 3/31/25 ..................................... United States 8,900,000 10,206,088
Cheniere Energy Partners LP ,
Senior Note, 5.625%, 10/01/26 ......................... United States 9,000,000 9,409,050
Senior Note, 4.5%, 10/01/29 ........................... United States 12,000,000 12,522,120
Senior Secured Note, 5.25%, 10/01/25 ................... United States 28,700,000 29,482,075
g
Cheniere Energy, Inc. , Senior Secured Note , 144A, 4.625% ,
10/15/28 .......................................... United States 11,300,000 11,723,750
h
Chesapeake Energy Corp. , Senior Note , 7.5% , 10/01/26 ........ United States 13,700,000 890,500
Comstock Resources, Inc. , Senior Note , 9.75% , 8/15/26 ........ United States 12,600,000 13,340,250
g
Continental Resources, Inc. , Senior Bond , 144A, 5.75% , 1/15/31 .. United States 13,900,000 14,942,500
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. ,
Senior Note, 6.75%, 4/01/23 ........................... United States 17,000,000 17,108,885
Senior Note, 5.75%, 4/01/25 ........................... United States 14,000,000 13,930,000
g
Endeavor Energy Resources LP / EER Finance, Inc. ,
Senior Bond, 144A, 5.75%, 1/30/28 ...................... United States 19,700,000 20,980,500
Senior Note, 144A, 6.625%, 7/15/25 ..................... United States 5,400,000 5,764,176
EnLink Midstream LLC , Senior Bond , 5.375% , 6/01/29 ......... United States 13,000,000 12,374,375
e,g
EnQuest plc , Senior Note , 144A, Reg S, PIK, 7% , 10/15/23 ...... United Kingdom 12,592,865 7,946,867
b,c,d,e
Goodrich Petroleum Corp. , 144A, PIK, 13.5% , 5/31/22 ......... United States 13,805,211 15,121,294
g
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 3,942,756 4,031,468
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 18,905,087 17,959,833
e,g,h
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 18,564,500 94,679
Occidental Petroleum Corp. ,
Senior Bond, 6.45%, 9/15/36 ........................... United States 15,200,000 14,877,760
i
Senior Note, FRN, 1.671%, (3-month USD LIBOR + 1.45%),
8/15/22 ........................................... United States 5,300,000 5,065,450
Senior Note, 8.875%, 7/15/30 .......................... United States 18,000,000 20,351,250
Senior Note, 6.625%, 9/01/30 .......................... United States 5,600,000 5,857,264
QEP Resources, Inc. ,
Senior Bond, 5.25%, 5/01/23 ........................... United States 3,600,000 3,083,400
Senior Note, 5.625%, 3/01/26 .......................... United States 10,700,000 7,671,900
g
Seven Generations Energy Ltd. , Senior Note , 144A, 5.375% , 9/30/25 Canada 15,100,000 15,184,182
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 5.5%, 2/15/26 ............................ United States 8,000,000 8,250,480
Senior Note, 6%, 4/15/27 ............................. United States 13,100,000 14,046,475

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Sunoco LP / Sunoco Finance Corp., (continued)
g
Senior Note, 144A, 4.5%, 5/15/29 ....................... United States 4,600,000 $ 4,763,875
g
Viper Energy Partners LP , Senior Note , 144A, 5.375% , 11/01/27 .. United States 8,200,000 8,672,648
406,457,711
Personal Products 0.5%
g
Prestige Brands, Inc. ,
Senior Note, 144A, 6.375%, 3/01/24 ..................... United States 7,900,000 8,105,637
Senior Note, 144A, 5.125%, 1/15/28 ..................... United States 5,300,000 5,617,338
13,722,975
Pharmaceuticals 3.0%
g
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 22,700,000 25,231,050
g
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 5,900,000 6,076,351
Senior Bond, 144A, 5.25%, 2/15/31 ...................... United States 7,600,000 7,689,604
Senior Note, 144A, 5%, 2/15/29 ........................ United States 7,600,000 7,666,120
Senior Secured Note, 144A, 7%, 3/15/24 .................. United States 4,200,000 4,335,450
g
Endo Dac / Endo Finance LLC / Endo Finco, Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 10,304,000 11,357,893
Senior Note, 144A, 6%, 6/30/28 ........................ United States 14,873,000 11,764,543
g
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 4,273,000 4,620,438
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
7.125% , 1/31/25 ..................................... Israel 9,300,000 10,181,083
88,922,532
Real Estate Management & Development 1.1%
g
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 21,400,000 22,510,125
g
Howard Hughes Corp. (The) , Senior Note , 144A, 5.375% , 8/01/28 . United States 9,200,000 9,817,182
32,327,307
Semiconductors & Semiconductor Equipment 0.8%
g
Amkor Technology, Inc. , Senior Note , 144A, 6.625% , 9/15/27 ..... United States 15,000,000 16,293,750
g
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 6,900,000 7,115,625
23,409,375
Software 1.5%
g
Blackboard, Inc. , Secured Note , 144A, 10.375% , 11/15/24 ....... United States 26,000,000 27,381,250
g
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 15,600,000 16,350,750
43,732,000
Specialty Retail 1.2%
g
L Brands, Inc. , Senior Note , 144A, 6.625% , 10/01/30 ........... United States 10,700,000 11,776,687
g
Lithia Motors, Inc. ,
Senior Bond, 144A, 4.375%, 1/15/31 ..................... United States 11,900,000 12,651,188
Senior Note, 144A, 4.625%, 12/15/27 .................... United States 8,600,000 9,153,625
g,i
Party City Holdings, Inc. , Senior Secured Note , 144A, FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 2,720,625 2,339,738
35,921,238
Technology Hardware, Storage & Peripherals 0.3%
g
Dell International LLC / EMC Corp. ,
Senior Note, 144A, 5.875%, 6/15/21 ..................... United States 2,978,000 2,987,678

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals (continued)
g
Dell International LLC / EMC Corp., (continued)
Senior Note, 144A, 7.125%, 6/15/24 ..................... United States 4,900,000 $ 5,088,062
8,075,740
Thrifts & Mortgage Finance 3.6%
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 .......... United States 9,200,000 9,826,750
g
PennyMac Financial Services, Inc. , Senior Note , 144A, 5.375% ,
10/15/25 .......................................... United States 23,800,000 24,900,750
g
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. ,
Senior Bond, 144A, 3.875%, 3/01/31 ..................... United States 16,200,000 16,443,000
Senior Note, 144A, 3.625%, 3/01/29 ..................... United States 11,000,000 10,953,415
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 ............. United States 17,400,000 19,259,625
g
United Shore Financial Services LLC , Senior Note , 144A, 5.5% ,
11/15/25 .......................................... United States 26,400,000 27,791,808
109,175,348
Trading Companies & Distributors 3.6%
g
Ahern Rentals, Inc. , Secured Note , 144A, 7.375% , 5/15/23 ...... United States 13,500,000 9,390,937
Aircastle Ltd. , Senior Note , 4.125% , 5/01/24 ................. United States 13,000,000 13,400,161
g
Beacon Roofing Supply, Inc. , Senior Note , 144A, 4.875% , 11/01/25 United States 17,700,000 17,971,076
H&E Equipment Services, Inc. ,
Senior Note, 5.625%, 9/01/25 .......................... United States 13,700,000 14,337,735
g
Senior Note, 144A, 3.875%, 12/15/28 .................... United States 11,400,000 11,400,000
g
HD Supply, Inc. , Senior Note , 144A, 5.375% , 10/15/26 ......... United States 7,500,000 7,964,062
g
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 13,300,000 14,039,813
g
WESCO Distribution, Inc. ,
Senior Note, 144A, 7.125%, 6/15/25 ..................... United States 8,800,000 9,592,660
Senior Note, 144A, 7.25%, 6/15/28 ...................... United States 8,500,000 9,561,183
107,657,627
Wireless Telecommunication Services 2.4%
e
Digicel Group 0.5 Ltd. ,
g
Senior Note, 144A, PIK, 8%, 4/01/25 ..................... Bermuda 2,380,333 857,383
Senior Secured Note, PIK, 10%, 4/01/24 .................. Bermuda 7,629,763 5,936,379
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ... United States 19,150,000 21,372,549
Sprint Corp. ,
Senior Note, 7.875%, 9/15/23 .......................... United States 14,700,000 16,960,125
Senior Note, 7.625%, 2/15/25 .......................... United States 18,200,000 21,828,625
g
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ........................................... United Kingdom 5,400,000 5,556,600
72,511,661
Total Corporate Bonds (Cost $2,881,706,951) ...................................
2,921,786,265
Shares
Escrows and Litigation Trusts 0.0%
†
a,c
Alpha Natural Resources, Inc., Escrow Account ............... United States 25,000,000 —
a,c
Vistra Energy Corp., Escrow Account ...................... United States 50,000,000 75,000
Total Escrows and Litigation Trusts (Cost $1,303,653) ...........................
75,000
Total Long Term Investments (Cost $2,984,836,878) .............................
2,948,106,958
a

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 2.4%
a a
Country Shares
a
Value
a
Money Market Funds 2.4%
j,k
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 71,632,216 $ 71,632,216
Total Money Market Funds (Cost $71,632,216) ..................................
71,632,216
Total Short Term Investments (Cost $71,632,216 ) ................................
71,632,216
a
Total Investments (Cost $3,056,469,094) 100.5% ................................
$3,019,739,174
Other Assets, less Liabilities (0.5)% ...........................................
(14,616,258)
Net Assets 100.0% ...........................................................
$3,005,122,916
See Abbreviations on page 41 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 10 regarding holdings of 5% voting securities.
c
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
d
See Note 9 regarding restricted securities.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2020, the aggregate value of these securities was $2,128,894,152, representing 70.8% of net assets.
h
See Note 7 regarding defaulted securities.
i
The coupon rate shown represents the rate at period end.
j
See Note 3(f) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Franklin High Income Trust
Financial Statements
Statement of Assets and Liabilities
November 30, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin High
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,949,707,023
Cost - Non-controlled affiliates (Note 3 f and 10 ) ................................................... 106,762,071
Value - Unaffiliated issuers .................................................................. $2,914,886,630
Value - Non-controlled affiliates (Note 3 f and 10 ) .................................................. 104,852,544
Cash .................................................................................... 186
Receivables:
Capital shares sold ........................................................................ 2,730,361
Dividends and interest ..................................................................... 42,865,359
Other assets .............................................................................. 722
Total assets .......................................................................... 3,065,335,802
Liabilities:
Payables:
Investment securities purchased .............................................................. 50,900,000
Capital shares redeemed ................................................................... 5,515,604
Management fees ......................................................................... 1,129,289
Distribution fees .......................................................................... 456,214
Transfer agent fees ........................................................................ 776,509
Trustees' fees and expenses ................................................................. 988
Distributions to shareholders ................................................................. 1,249,768
Accrued expenses and other liabilities ........................................................... 184,514
Total liabilities ......................................................................... 60,212,886
Net assets, at value ................................................................. $3,005,122,916
Net assets consist of:
Paid-in capital ............................................................................. $3,807,310,689
Total distributable earnings (losses) ............................................................. (802,187,773)
Net assets, at value ................................................................. $3,005,122,916

Franklin High Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
November 30, 2020 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin High
Income Fund
Class A:
Net assets, at value ....................................................................... $421,310,237
Shares outstanding ........................................................................ 229,046,732
Net asset value per share
a
.................................................................. $1.84
Maximum offering price per share (net asset value per share ÷ 96 .25% ) ................................ $1.91
Class A1:
Net assets, at value ....................................................................... $1,799,363,193
Shares outstanding ........................................................................ 969,548,835
Net asset value per share
a
.................................................................. $1.86
Maximum offering price per share (net asset value per share ÷ 96 .25% ) ................................ $1.93
Class C:
Net assets, at value ....................................................................... $233,826,101
Shares outstanding ........................................................................ 124,226,344
Net asset value and maximum offering price per share
a
............................................. $1.88
Class R:
Net assets, at value ....................................................................... $75,910,767
Shares outstanding ........................................................................ 40,054,036
Net asset value and maximum offering price per share ............................................. $1.90
Class R6:
Net assets, at value ....................................................................... $140,722,010
Shares outstanding ........................................................................ 76,044,914
Net asset value and maximum offering price per share ............................................. $1.85
Advisor Class:
Net assets, at value ....................................................................... $333,990,608
Shares outstanding ........................................................................ 180,090,168
Net asset value and maximum offering price per share ............................................. $1.85
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin High Income Trust
Financial Statements
Statement of Operations
for the six months ended November 30, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin High
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $266,758
Interest:
Unaffiliated issuers ........................................................................ 81,130,340
Non-controlled affiliates (Note 3 f and 10 ) ........................................................ 897,709
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 688
Total investment income ................................................................... 82,295,495
Expenses:
Management fees (Note 3 a ) ................................................................... 6,553,038
Distribution fees: (Note 3c )
    Class A ................................................................................ 458,652
    Class A1 ............................................................................... 1,341,087
    Class C ................................................................................ 787,042
    Class R ................................................................................ 189,656
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 254,156
    Class A1 ............................................................................... 1,236,954
    Class C ................................................................................ 167,422
    Class R ................................................................................ 52,759
    Class R6 ............................................................................... 24,047
    Advisor Class ............................................................................ 210,027
Custodian fees (Note 4 ) ...................................................................... 8,978
Reports to shareholders ...................................................................... 127,806
Registration and filing fees .................................................................... 104,212
Professional fees ........................................................................... 51,239
Trustees' fees and expenses .................................................................. 50,011
Other .................................................................................... 38,220
Total expenses ......................................................................... 11,655,306
Expense reductions (Note 4 ) ............................................................... (4,109)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (72,446)
Net expenses ......................................................................... 11,578,751
Net investment income ................................................................ 70,716,744
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (40,802,000)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 232,720,912
Non-controlled affiliates (Note 3 f and 10 ) ...................................................... 7,063,028
Net change in unrealized appreciation (depreciation) ............................................ 239,783,940
Net realized and unrealized gain (loss) ............................................................ 198,981,940
Net increase (decrease) in net assets resulting from operations .......................................... $269,698,684

Franklin High Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin High Income Fund
Six Months Ended
November 30, 2020
(unaudited)
Year Ended
May 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $70,716,744 $156,091,345
Net realized gain (loss) ................................................. (40,802,000) (26,798,793)
Net change in unrealized appreciation (depreciation) ........................... 239,783,940 (94,782,440)
Net increase (decrease) in net assets resulting from operations ................ 269,698,684 34,510,112
Distributions to shareholders:
Class A ............................................................. (10,115,955) (14,412,927)
Class A1 ............................................................ (48,097,679) (106,039,261)
Class C ............................................................. (5,720,184) (13,809,661)
Class R ............................................................. (1,873,396) (4,640,000)
Class R6 ............................................................ (2,623,552) (3,972,797)
Advisor Class ........................................................ (8,406,090) (17,252,037)
Total distributions to shareholders .......................................... (76,836,856) (160,126,683)
Capital share transactions: (Note 2 )
Class A ............................................................. 87,502,831 142,370,062
Class A1 ............................................................ (80,696,266) (215,344,292)
Class C ............................................................. (34,865,687) (40,742,042)
Class R ............................................................. (6,429,785) (21,043,394)
Class R6 ............................................................ 68,212,649 5,366,747
Advisor Class ........................................................ 14,618,951 (8,623,652)
Total capital share transactions ............................................ 48,342,693 (138,016,571)
Net increase (decrease) in net assets ................................... 241,204,521 (263,633,142)
Net assets:
Beginning of period ..................................................... 2,763,918,395 3,027,551,537
End of period .......................................................... $3,005,122,916 $2,763,918,395

Franklin High Income Trust
Notes to Financial Statements (unaudited)
Franklin High Income Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin High Income Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
fund, Franklin High Income Fund (Fund) and applies the
specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP). The
Fund offers six classes of shares: Class A, Class A1, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Occasionally,
events occur between the time at which trading in a foreign
security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for

Franklin High Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin High Income Fund
(continued)
these differences, an independent pricing service may be
used to adjust the value of the Fund's securities to the latest indications of fair value at 4 p.m Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement
in the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower. At November 30, 2020,
the Fund had no securities on loan.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of November 30, 2020, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
2. Shares of Beneficial Interest
At November 30, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
November 30, 2020
Year Ended
May 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 81,252,225 $145,686,343 318,182,416 $574,927,968
Shares issued in reinvestment of distributions .......... 5,232,978 9,379,719 7,568,714 13,448,076
Shares redeemed ............................... (37,645,116) (67,563,231) (247,068,373) (446,005,982)
Net increase (decrease) .......................... 48,840,087 $87,502,831 78,682,757 $142,370,062
Class A1 Shares:
Shares sold ................................... 20,165,986 $36,341,765 41,593,807 $75,377,191
Shares issued in reinvestment of distributions .......... 23,300,200 42,071,245 51,538,021 92,708,220
Shares redeemed ............................... (88,173,155) (159,109,276) (215,000,337) (383,429,703)
Net increase (decrease) .......................... (44,706,969) $(80,696,266) (121,868,509) $(215,344,292)
Class C Shares:
Shares sold ................................... 6,874,672 $12,614,856 22,307,500 $40,953,248
Shares issued in reinvestment of distributions .......... 2,911,210 5,328,222 6,941,577 12,665,205
Shares redeemed
a
.............................. (28,835,082) (52,808,765) (51,969,469) (94,360,495)
Net increase (decrease) .......................... (19,049,200) $(34,865,687) (22,720,392) $(40,742,042)
Class R Shares:
Shares sold ................................... 3,494,370 $6,421,457 7,317,770 $13,464,046
Shares issued in reinvestment of distributions .......... 1,012,210 1,866,138 2,499,142 4,593,413
Shares redeemed ............................... (8,037,585) (14,717,380) (21,447,471) (39,100,853)
Net increase (decrease) .......................... (3,531,005) $(6,429,785) (11,630,559) $(21,043,394)
Class R6 Shares:
Shares sold ................................... 40,923,188 $74,382,199 21,447,998 $38,195,702
Shares issued in reinvestment of distributions .......... 1,430,383 2,582,333 2,161,352 3,872,896
Shares redeemed ............................... (4,852,562) (8,751,883) (20,906,701) (36,701,851)
Net increase (decrease) .......................... 37,501,009 $68,212,649 2,702,649 $5,366,747
Advisor Class Shares:
Shares sold ................................... 63,966,983 $115,906,847 189,902,126 $341,884,921
Shares issued in reinvestment of distributions .......... 4,327,450 7,811,352 8,933,019 16,078,999
Shares redeemed ............................... (60,821,922) (109,099,248) (203,069,838) (366,587,572)
Net increase (decrease) .......................... 7,472,511 $14,618,951 (4,234,693) $(8,623,652)
a
May include a portion of Class C shares that were automatically converted to Class A.

Franklin High Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin High Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:
For the period ended November 30, 2020, the annualized gross effective investment management fee rate was 0.457% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and Class A1 reimbursement distribution plans, the
Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A and Class A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and
R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
Class A .................................................................................... 0.25%

Franklin High Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin High Income Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended November 30, 2020, the Fund paid transfer agent fees of $1,945,365, of which $850,289 was retained by
Investor Services.
Class A1 ................................................................................... 0.15%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $32,113
CDSC retained .............................................................................. $14,184
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin High Income Fund
(continued)
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended November 30, 2020, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until September 30, 2021.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended November 30, 2020, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At May 31, 2020, the capital loss carryforwards were as follows:
At November 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $90,258,908 $590,834,007 $(609,460,699) $— $— $71,632,216 71,632,216 $—
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $69,000 $(69,000) $ — $ — $— — $—
Total Affiliated Securities .... $90,258,908 $590,903,007 $(609,529,699) $— $— $71,632,216 $—
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $704,320,375
3. Transactions with Affiliates
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums, corporate actions and payments-in-kind.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2020, aggregated
$812,810,044 and $729,439,139, respectively.
7. Credit Risk and Defaulted Securities
At November 30, 2020, the Fund had 85.7% of its portfolio invested in high yield securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At November
30, 2020, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At November 30, 2020, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Cost of investments .......................................................................... $3,068,805,818
Unrealized appreciation ........................................................................ $11,070,716
Unrealized depreciation ........................................................................ (60,137,360)
Net unrealized appreciation (depreciation) .......................................................... $(49,066,644)
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Franklin High Income Fund
13,805,211
a
Goodrich Petroleum Corp., 13.5%, 5/31/22 ......... 5/31/19 - 10/15/20 $ 13,805,211 $ 15,121,294
5. Income Taxes
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
10. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended November 30, 2020, investments in “affiliated companies” were as follows:
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended November 30, 2020, the Fund did not use the Global Credit Facility.
Principal
Amount*/
Shares Issuer
Acquisition
Date Cost Value
Franklin High Income Fund (continued)
46,695,277 Nine Point Energy LLC ........................ 7/15/14 - 3/24/17 $ 26,331,864 $ 47
Total Restricted Securities (Value is 0.50% of Net Assets) ............. $40,137,075 $15,121,341
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $18,090,071 as of November 30, 2020.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Goodrich Petroleum Corp. ... $ 12,581,675 $ — $ — $ — $ 5,508,396 $ 18,090,071 1,564,885 $ —
Titan Energy LLC ......... 10,857 — — — (1,894) 8,963 289,137 —
$12,592,532 $— $— $ — $ 5,506,502 $18,099,034 $ —
Interest
Goodrich Petroleum Corp.,
13.5%, 5/31/22 ......... 12,678,055 886,713
a
— — 1,556,526 15,121,294 13,805,211 897,709
Total Affiliated Securities
(Value is 1.1% of Net Assets) $25,270,587 $886,713 $— — 7,063,028 $33,220,328 $897,709
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
9. Restricted Securities
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments).
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2020, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin High Income Fund
Assets:
Investments in Securities:
Common Stocks :
Energy Equipment & Services ............. $ 816,724 $ — $ — $ 816,724
Machinery ............................ — 4,756,381 — 4,756,381
Metals & Mining ....................... 228,667 — — 228,667
Oil, Gas & Consumable Fuels ............. 18,174,270 — 47 18,174,317
Paper & Forest Products ................. 901,143 — — 901,143
Specialty Retail ........................ 1,267,979 — — 1,267,979
Warrants :
Metals & Mining ....................... 2,265 — — 2,265
Oil, Gas & Consumable Fuels ............. 11,145 — 4,330
a
15,475
Paper & Forest Products ................. — 6,801 — 6,801
Convertible Bonds ....................... — 75,941 — 75,941
Corporate Bonds :
Aerospace & Defense ................... — 18,953,635 — 18,953,635
Airlines .............................. — 33,834,480 — 33,834,480
Auto Components ...................... — 60,046,006 — 60,046,006
Banks ............................... — 15,843,910 — 15,843,910
Biotechnology ......................... — 15,869,100 — 15,869,100
Building Products ...................... — 44,996,964 — 44,996,964
Chemicals ........................... — 75,359,036 — 75,359,036
Commercial Services & Supplies ........... — 11,469,500 — 11,469,500
Communications Equipment .............. — 30,011,248 — 30,011,248
Construction & Engineering ............... — 17,976,375 — 17,976,375
Construction Materials .................. — 25,605,000 — 25,605,000
Consumer Finance ..................... — 66,442,035 — 66,442,035
Containers & Packaging ................. — 148,867,611 — 148,867,611
Diversified Financial Services ............. — 32,773,750 — 32,773,750
Diversified Telecommunication Services ..... — 155,414,197 — 155,414,197
Electric Utilities ........................ — 28,030,640 — 28,030,640
Energy Equipment & Services ............. — 43,432,712 — 43,432,712
Entertainment ......................... — 73,723,156 — 73,723,156
Equity Real Estate Investment Trusts (REITs) . — 94,879,021 — 94,879,021
Food Products ........................ — 66,348,374 — 66,348,374
Health Care Equipment & Supplies ......... — 6,002,500 — 6,002,500
Health Care Providers & Services .......... — 167,686,028 — 167,686,028
Hotels, Restaurants & Leisure ............. — 164,842,958 — 164,842,958

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets:
Investments in Securities:
Corporate Bonds:
Household Durables .................... $ — $ 33,668,842 $ — $ 33,668,842
Independent Power and Renewable Electricity
Producers .......................... — 112,563,362 — 112,563,362
Insurance ............................ — 49,957,498 — 49,957,498
Internet & Direct Marketing Retail .......... — 11,465,438 — 11,465,438
IT Services ........................... — 67,944,097 — 67,944,097
Machinery ............................ — 46,323,238 — 46,323,238
Media ............................... — 208,104,345 — 208,104,345
Metals & Mining ....................... — 22,905,195 — 22,905,195
Oil, Gas & Consumable Fuels ............. — 391,336,417 15,121,294 406,457,711
Personal Products ..................... — 13,722,975 — 13,722,975
Pharmaceuticals ....................... — 88,922,532 — 88,922,532
Real Estate Management & Development .... — 32,327,307 — 32,327,307
Road & Rail .......................... — 28,532,500 — 28,532,500
Semiconductors & Semiconductor Equipment . — 23,409,375 — 23,409,375
Software ............................. — 43,732,000 — 43,732,000
Specialty Retail ........................ — 35,921,238 — 35,921,238
Technology Hardware, Storage & Peripherals . — 8,075,740 — 8,075,740
Thrifts & Mortgage Finance ............... — 109,175,348 — 109,175,348
Trading Companies & Distributors .......... — 107,657,627 — 107,657,627
Wireless Telecommunication Services ....... — 72,511,661 — 72,511,661
Escrows and Litigation Trusts ............... — — 75,000
a
75,000
Short Term Investments ................... 71,632,216 — — 71,632,216
Total Investments in Securities ........... $93,034,409 $2,911,504,094 $15,200,671 $3,019,739,174
a
Includes securities determined to have no value at November 30, 2020.
12. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
FRN
Floating Rate Note
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind

Franklin High Income Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1105 S 01/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin High Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.      N/A

Item 5. Audit Committee
of Listed Registrants.

N/A

Item 6.  Schedule of Investments.
N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.             N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                             N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls
. During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                          N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By ___S\MATTHEW T. HINKLE_____________________
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date January 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By __ S\MATTHEW T. HINKLE_____________________
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date January 26, 2021

By __

S\ROBERT G. KUBILIS______________________
Robert G. Kubilis
Chief Financial Officer and Chief Accounting Officer
Date January 26, 2021